Note 8 - Federal Income Tax: Schedule of Deferred Tax Assets and Liabilities (Details) (USD $)	Nov. 30, 2012
Operating Loss Carryforwards	$ 3,611,430
Deferred Tax Assets, Gross	$ 373,896